Guarantees, acceptances and credit commitments (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Guarantees
Guarantee outstanding	₩ 9,437,691	₩ 7,611,211
Contingent guarantees	3,985,532	3,259,613
Subtotal	13,423,223	10,870,824
Commitments to extend credit
Loan commitments in won	69,906,336	54,827,918
Loan commitments in foreign currency	19,967,297	18,992,984
ABS and ABCP commitments	2,083,522	2,035,543
Others	73,816,233	66,767,465
Subtotal	165,773,388	142,623,910
Endorsed bills
Secured endorsed bills	37,667	85,456
Unsecured endorsed bills	7,758,242	7,810,788
Subtotal	7,795,909	7,896,244
Loans sold under repurchase agreement	2,099	2,099
Total	₩ 186,994,619	₩ 161,393,077